CAPITALIZED DEVELOPMENT COSTS (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure Of Capitalized Development Costs [Abstract]
Schedule of capitalized development costs
	MAY 1, 2017			MAY 1, 2016			MAY 1, 2015
	- APR 30, 2018			- APR 30, 2017			- APR 30, 2016
TSEK	Paclical	Paccal Vet	Total	Paclical	Paccal Vet	Total	Paclical	Paccal Vet	Total
Opening acquisition cost	307,647	109,275	416,922	300,088	109,812	409,900	290,108	103,065	393,173
Adjustment *)	-	-	0	-	(875)	(875)	-	-	0
Capitalized expenditure for the year	9,024	133	9,157	7,559	338	7,897	9,980	6,747	16,727
Closing accumulated acquisition cost	316,671	109,408	426,079	307,647	109,275	416,922	300,088	109,812	409,900

Opening accumulated amortization	-	-	0	-	-	0	-	-	0
Amortization for the year	-	-	0	-	-	0	-	-	0
Closing accumulated amortization	0	0	0	0	0	0	0	0	0

Closing carrying amount	316,671	109,408	426,079	307,647	109,275	416,922	300,088	109,812	409,900

  *) In some cases the capitalization of development costs is based on assessments, which may deviate from the actual outcome and then has to be adjusted.